Costs - Payroll and related costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs
Wages and salaries	€ 2,665	€ 2,427	€ 2,311
Social security contributions	527	497	465
Cost related to employee benefit plans	96	156	174
Other costs	123	196	194
Payroll and related costs gross	3,411	3,276	3,144
Capitalized direct costs associated with self-constructed assets - tangible assets	(139)	(131)	(120)
Capitalized direct costs associated with self-constructed assets - intangible assets	(10)	(9)	(9)
Payroll and related costs	€ 3,262	€ 3,136	€ 3,015